Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Compensation and benefits
Salaries and variable compensation	2,504	2,611	2,571	5,115	5,885
Social security	229	222	247	451	466
Other	240	191	187	431	365
Compensation and benefits	2,973	3,024	3,005	5,997	6,716
Pension and other post-retirement expense	157	110	129	267	241
Severance and other compensation expense related to headcount reductions	90	67	123	157	168